UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM N-CSR

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-9575


                            MEEHAN MUTUAL FUNDS, INC.
                            -------------------------
               (Exact name of Registrant as Specified in Charter)
                               1900 M Street, N.W.
                                    Suite 600
                             Washington, D.C.  20036
                (Address of Principal Executive Office) (Zip Code)
       Registrant's Telephone Number, including Area Code: 1-866-884-5968

                           THOMAS P. MEEHAN, PRESIDENT
                               1900 M Street, N.W.
                                    Suite 600
                             Washington, D.C. 20036
                     (Name and Address of Agent for Service)

                                    Copy to:
                              ROBERT J. ZUTZ, ESQ.
                      Kirkpatrick & Lockhart Nicholson Graham LLP
                          1800 Massachusetts Avenue, N.W.
                             Washington, D.C.  20036


Date of fiscal year end: October 31

Date of reporting period: October 31, 2005

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This amendment is to correct the submission type (from N-CSRS) filed on 5-8-07.

This amendment seeks to update Items 4 and 4(b) of the certifications under
Section 302 of the Sarbanes-Oxley Act of 2002. All other information is unchanged from the original filing (filed 1-09-06).